Issued Capital-Schedule of Issued and Paid Up Capital (Details) - AUD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Issued and paid up capital
Fully paid ordinary shares, Number	2,239,650,858			1,610,021,807
Fully paid ordinary shares, Amount	$ 124,880,846	$ 37,325,655	$ 33,346,081